Changes in Product Warranty Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Product Liability Contingency [Line Items]
Balance at beginning of year	¥ 971	¥ 959
Addition	1,626	643
Utilization	(664)	(620)
Foreign exchange impact	268	(11)
Balance at end of year	¥ 2,201	¥ 971